MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION
Defined contribution plan expenses	$ 3.7	$ 3.5	$ 2.9
Aggregate balance of statutory common reserves	58.2	$ 43.3	$ 39.4
Restrictions of statutory reserves	$ 411.9